Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Commitments and contingencies
Schedule of total rent expense incurred under operating leases

For the Years ended March 31,
2012	2013	2014
$12,158	$14,309	$17,523

Schedule of minimal lease payments under non-cancellable operating lease contracts

Minimal lease payments
For the year ended March 31, 2015	14,468
For the year ended March 31, 2016	6,810
For the year ended March 31, 2017	5,698
For the year ended March 31, 2018	3,149
For the year ended March 31, 2019	31

Total	$30,156